2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	March 31,	December 31,
	2016	2015
Raw materials	$827	$686
Work in process	256	186
Finished goods	326	365
Inventory reserve	(156)	(118)
Total	$1,253	$1,119

	Year Ended December 31,
	2015	2014
Raw materials	$686	$884
Work in process	186	304
Finished goods	365	136
Inventory reserve	(118)	(144)
Total	$1,119	$1,180

Property and Equipment
	March 31,	December 31,
	2016	2015
Equipment	$1,377	$1,377
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	199	199
	2,440	2,440
Less accumulated depreciation	(2,174)	(2,122)
Total	$264	$318

	Year Ended December 31,
	2015	2014
Equipment	$1,377	$1,391
Software	740	737
Furniture and fixtures	124	124
Leasehold Improvement	199	180
	2,440	2,432
Less accumulated depreciation	(2,122)	(1,845)
Total	$318	$587

Accrued Liabilities
	March 31, 2016	December 31, 2015
Accrued compensation	$1,249	$1,235
Accrued professional fees	71	154
Deferred rent	31	36
Accrued warranty	70	82
Accrued vacation	190	177
Accrued interest	33	—
Accrued dividends	332	167
Other accrued expenses	93	56
Total	$2,069	$1,907

	As of December 31,
	2015	2014
Accrued compensation	$1,235	$447
Accrued professional fees	154	203
Deferred rent	36	54
Accrued warranty	82	119
Accrued vacation	177	144
Other accrued expenses	223	48
Total	$1,907	$1,015